Pension Liability (Details) - Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan [Abstract]
Projected benefit obligation, beginning of period	$ 386,064	$ 385,448
Service cost	24,875	25,206
Interest cost	832	2,992
Transfers-in and (-out), net	(169,942)	(40,147)
Actuarial (gain)/ loss	3,561	6,765
Currency conversion adjustments	28,285	5,800
Projected benefit obligation	273,675	386,064
Plan assets, beginning of period	205,816	226,428
Actual return on plan assets	(620)	1,739
Employer contributions	15,207	16,867
Participant contributions	6,954	9,608
Transfers-in and (-out), net	(142,931)	(49,755)
Administration expenses	(1,185)	(1,946)
Currency conversion adjustments	12,165	2,875
Plan assets, end of period	95,406	205,816
Accrued pension liability	$ 178,269	$ 180,248